Prudential Investment Portfolios 3

PGIM Quant Solutions Large-Cap Value Fund

Prudential Investment Portfolios, Inc. 10

PGIM Quant Solutions Mid-Cap Value Fund

The Target Portfolio Trust

PGIM Quant Solutions Small-Cap Value Fund

(each, a "Fund" and collectively the "Funds")

Supplement dated November 7, 2023

to each Fund's Currently Effective Statement of Additional Information

You should read this Supplement in conjunction with each Fund's Statement of Additional Information and retain it for future reference.

Effective immediately, Mr. Mitchell Stern, PhD, is no longer a portfolio manager to the Funds and Ms. Stacie Mintz, CFA is added to each Fund's portfolio management team.

To reflect these changes, each Fund's Statement of Additional Information (SAI) is hereby revised as follows effective immediately:

1.All references and information pertaining to Mr. Stern are hereby removed from each Fund's SAI.

2.The table in the section of the PGIM Quant Solutions Large-Cap Value Fund's SAI entitled "Management & Advisory

Arrangements - The Fund's Portfolio Managers: Information About Other Accounts Managed" is hereby revised by adding the following information pertaining to Ms. Mintz:

Subadviser	Portfolio	Registered Investment	Other Pooled	Other Accounts**/
	Managers	Companies**/Total	Investment Vehicles**/	Total Assets
		Assets	Total Assets

PGIM Quantitative	Stacie Mintz,	43/$30,859,451,164	17/$3,304,831,026	43/$14,436,777,818
Solutions LLC	CFA*			8/$1,787,213,600

* Information is as of September 30, 2023.

**Accounts are managed on a team basis. If a portfolio manager is a member of a team, any account managed by that team is included in the number of accounts and total assets for such portfolio manager (even if such portfolio manager is not primarily involved in the day-to-day management of the account). "PGIM Quantitative Solutions LLC Other Pooled Investment Vehicles" includes commingled insurance company separate accounts, commingled trust funds and other commingled investment vehicles. "PGIM Quantitative Solutions LLC Other Accounts" includes single client accounts, managed accounts (which are counted as one account per managed account platform), asset allocation clients, and accounts of affiliates.

3.The table in the section of the PGIM Quant Solutions Large-Cap Value Fund's SAI entitled "Management & Advisory

Arrangements - The Fund's Portfolio Managers: Personal Investments and Financial Interests" is hereby revised by adding the following information pertaining to Ms. Mintz:

Personal Investments and Financial Interests of the Portfolio Managers

Subadviser	Portfolio Managers	Investments and Other Financial Interests
in the Fund and Similar Strategies*

PGIM Quantitative Solutions LLC	Stacie Mintz, CFA**	$10,001 - $50,000

*"Investments and Other Financial Interests in the Fund and Similar Strategies" include the indicated Fund and all other investment accounts which are managed by the same portfolio manager that utilize investment strategies, investment objectives and policies that are similar to those of the Fund. "Other Investment Accounts" in similar strategies include other PGIM funds, insurance company separate accounts, and collective and commingled trusts. "Investments" include holdings in the Fund and in investment accounts in similar strategies, including shares or units that may be held through a 401(k) plan and/or deferred compensation plan. "Other Financial Interests" include interests in the Fund and in investment accounts in similar strategies resulting from awards under an investment professional's long-term compensation plan, where such awards track the performance of certain strategies and are subject to increase or decrease based on the annual performance of such strategies.

The dollar ranges for the Portfolio Manager's investment in the Fund are as follows: Stacie Mintz, CFA: $10,001 - $50,000. **Information is as of September 30, 2023.

LR1462

4.The table in the section of the PGIM Quant Solutions Mid-Cap Value Fund's SAI entitled "Management & Advisory

Arrangements - The Fund's Portfolio Managers: Information About Other Accounts Managed" is hereby revised by adding the following information pertaining to Ms. Mintz:

Subadviser	Portfolio	Registered Investment	Other Pooled	Other Accounts**/
	Managers	Companies**/Total	Investment Vehicles**/	Total Assets
		Assets	Total Assets

PGIM Quantitative	Stacie Mintz,	43/$30,859,451,164	17/$3,304,831,026	43/$14,436,777,818
Solutions LLC	CFA*			8/$1,787,213,600

* Information is as of September 30, 2023.

**Accounts are managed on a team basis. If a portfolio manager is a member of a team, any account managed by that team is included in the number of accounts and total assets for such portfolio manager (even if such portfolio manager is not primarily involved in the day-to-day management of the account).

"PGIM Quantitative Solutions LLC Other Pooled Investment Vehicles" includes commingled insurance company separate accounts, commingled trust funds and other commingled investment vehicles. "PGIM Quantitative Solutions LLC Other Accounts" includes single client accounts, managed accounts (which are counted as one account per managed account platform), asset allocation clients, and accounts of affiliates.

5.The table in the section of the PGIM Quant Solutions Mid-Cap Value Fund's SAI entitled "Management & Advisory

Arrangements - The Fund's Portfolio Managers: Personal Investments and Financial Interests" is hereby revised by adding the following information pertaining to Ms. Mintz:

Personal Investments and Financial Interests of the Portfolio Managers

Subadviser	Portfolio Managers	Investments and Other Financial Interests
in the Fund and Similar Strategies*

PGIM Quantitative Solutions LLC	Stacie Mintz, CFA**	None

*"Investments and Other Financial Interests in the Fund and Similar Strategies" include the indicated Fund and all other investment accounts which are managed by the same portfolio manager that utilize investment strategies, investment objectives and policies that are similar to those of the Fund. "Other Investment Accounts" in similar strategies include other PGIM funds, insurance company separate accounts, and collective and commingled trusts. "Investments" include holdings in the Fund and in investment accounts in similar strategies, including shares or units that may be held through a 401(k) plan and/or deferred compensation plan. "Other Financial Interests" include interests in the Fund and in investment accounts in similar strategies resulting from awards under an investment professional's long-term compensation plan, where such awards track the performance of certain strategies and are subject to increase or decrease based on the annual performance of such strategies.

The dollar ranges for the Portfolio Manager's investment in the Fund are as follows: Stacie Mintz, CFA: None. **Information is as of September 30, 2023.

6.The table in the section of the PGIM Quant Solutions Small-Cap Value Fund's SAI entitled "Management & Advisory

Arrangements - The Fund's Portfolio Managers: Information About Other Accounts Managed" is hereby revised by adding the following information pertaining to Ms. Mintz:

Subadviser	Portfolio	Registered Investment	Other Pooled	Other Accounts**/
	Managers	Companies**/Total	Investment Vehicles**/	Total Assets
		Assets	Total Assets

PGIM Quantitative	Stacie Mintz,	43/$30,772,865,532	17/$3,304,831,026	43/$14,436,777,818
Solutions LLC	CFA*			8/$1,787,213,600

* Information is as of September 30, 2023.

**Accounts are managed on a team basis. If a portfolio manager is a member of a team, any account managed by that team is included in the number of accounts and total assets for such portfolio manager (even if such portfolio manager is not primarily involved in the day-to-day management of the account).

"PGIM Quantitative Solutions LLC Other Pooled Investment Vehicles" includes commingled insurance company separate accounts, commingled trust funds and other commingled investment vehicles. "PGIM Quantitative Solutions LLC Other Accounts" includes single client accounts, managed accounts (which are counted as one account per managed account platform), asset allocation clients, and accounts of affiliates.

LR1462

7.The table in the section of the PGIM Quant Solutions Small-Cap Value Fund's SAI entitled "Management & Advisory

Arrangements - The Fund's Portfolio Managers: Personal Investments and Financial Interests" is hereby revised by adding the following information pertaining to Ms. Mintz:

Personal Investments and Financial Interests of the Portfolio Managers

Subadviser	Portfolio Managers	Investments and Other Financial Interests in
the Fund and Similar Strategies*

PGIM Quantitative Solutions LLC	Stacie Mintz, CFA**	$10,001 - $50,000

*"Investments and Other Financial Interests in the Fund and Similar Strategies" include the indicated Fund and all other investment accounts which are managed by the same portfolio manager that utilize investment strategies, investment objectives and policies that are similar to those of the Fund. "Other Investment Accounts" in similar strategies include other PGIM funds, insurance company separate accounts, and collective and commingled trusts. "Investments" include holdings in the Fund and in investment accounts in similar strategies, including shares or units that may be held through a 401(k) plan and/or deferred compensation plan. "Other Financial Interests" include interests in the Fund and in investment accounts in similar strategies resulting from awards under an investment professional's long-term compensation plan, where such awards track the performance of certain strategies and are subject to increase or decrease based on the annual performance of such strategies.

The dollar ranges for the Portfolio Manager's investment in the Fund are as follows: Stacie Mintz, CFA: $10,001 - $50,000. **Information is as of September 30, 2023.

LR1462